GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
GOING CONCERN
Accumulated deficit	$ (28,475,871)	$ (26,132,263)	$ (24,398,541)
Net loss	$ (2,343,608)	$ (1,733,722)